Business Segments	12 Months Ended
Dec. 31, 2010
Business Segments [Abstract]
Business Segments

16. Business Segments

Information about operating segments is based on our internal organization and reporting of revenue and operating income (loss) based upon internal accounting methods. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing financial performance. Our chief operating decision maker is our Chief Executive Officer. Prior to June 30, 2011, we had identified two reportable segments: the United States and the international operations. As of June 30, 2011, substantially all of our international operations’ assets and liabilities are being held for sale and have been classified and accounted for as discontinued operations. As a result, prior periods which included these assets and liabilities as well as the related results of operations have been retrospectively adjusted to separately disclose them as discontinued operations. For the years ended December 31, 2010, 2009 and 2008, our business now constitutes a single reportable segment as a provider of wireless broadband services in the United States. Subsequent to June 30, 2011, our remaining international assets are comprised primarily of investments in international affiliates and notes receivables.